Non-trading securities - Fair Value and Unrealized Losses of Non-trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	¥ 101,492	¥ 68,321
Less than 12 months, Gross unrealized losses	573	275
More than 12 months, Fair value		2,903
More than 12 months, Gross unrealized losses		46
Fair value	101,492	71,224
Gross unrealized losses	573	321
Government and government agency securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	81,419	56,400
Less than 12 months, Gross unrealized losses	472	80
More than 12 months, Fair value		2,903
More than 12 months, Gross unrealized losses		46
Fair value	81,419	59,303
Gross unrealized losses	472	126
Other debt securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	19,696	10,404
Less than 12 months, Gross unrealized losses	62	86
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Fair value	19,696	10,404
Gross unrealized losses	62	86
Equity securities [Member]
Schedule of available-for-sale securities [Line items]
Less than 12 months, Fair value	377	1,517
Less than 12 months, Gross unrealized losses	39	109
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Fair value	377	1,517
Gross unrealized losses	¥ 39	¥ 109